Note 32 - Common Shares (Detail)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares
Issued and fully paid [Member]
Number of shares [line items]
Common shares, beginning balance	2,066,773,131
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Shares purchased for treasury	0	0
Shares sold or distributed from treasury	0	0
Common shares, ending balance	2,066,773,131	2,066,773,131
Treasury shares [Member]
Number of shares [line items]
Common shares, beginning balance	(678,948)
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Shares purchased for treasury	(55,830,172)	(35,979,884)
Shares sold or distributed from treasury	27,577,502	36,647,102
Common shares, ending balance	(28,931,618)	(678,948)
Outstanding [Member]
Number of shares [line items]
Common shares, beginning balance	2,066,094,183
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Shares purchased for treasury	(55,830,172)	(35,979,884)
Shares sold or distributed from treasury	27,577,502	36,647,102
Common shares, ending balance	2,037,841,513	2,066,094,183